Tangible and intangible assets	12 Months Ended
Dec. 31, 2023
Tangible and intangible assets
Tangible and intangible assets

Note 7. Tangible and intangible assets

Tangible assets are depreciated using the straight-line method over their estimated useful lives. The right-of-use assets according to IFRS 16 Leases are accounted for as tangible assets when the underlying assets are tangible assets. SEK accounts for right-of-use assets for rental premises as tangible assets. Intangible assets consist of the capitalized portion of investments in IT systems. The average useful life for intangible assets is 5 years. Average useful lives are evaluated and reconsidered on a yearly basis. An annual impairment test is performed on intangible assets not yet used.

Skr mn	Dec 31, 2023	Dec 31, 2022	Dec 31, 2021
Net book value
Tangible assets	34	42	40
Right-of-use assets	123	144	152
Intangible assets	88	121	139
Total net book value	245	307	331
Depreciation and impairment during the year according to the Consolidated Statement of Comprehensive Income	-88	-94	-80

For disclosures on right-of-use assets see Note 8.